Expense Example	Aug. 17, 2026 USD ($)
Tema Power Semiconductor ETF | Tema Power Semiconductor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Tema Semiconductor Supply Chain ETF | Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tema Semiconductor Packaging ETF | Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tema AI Token Economy ETF | Tema AI Token Economy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tema Neocloud ETF | Tema Neocloud ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240